Filed Pursuant to  Rule 497(c)
                                      Registration Nos: 333-39133
PROSPECTUS                                               811-8461
November 30, 1998

                        [Logo]
                GRAND PRIX FUNDS, INC.

                    Grand Prix Fund

                Wilton Executive Campus
               15 River Road, Suite 220
              Wilton, Connecticut  06897
              Telephone:  1-800-432-4741
            Website:  www.grandprixfund.com



     Grand Prix Funds, Inc. ("Corporation") is an open-
end,  management investment company, commonly  referred
to   as  a  mutual  fund.   The  Corporation  currently
comprises one non-diversified portfolio: the Grand Prix
Fund  ("Fund").   The  Fund's investment  objective  is
capital  appreciation.  The Fund seeks to  achieve  its
investment objective by investing primarily  in  common
stocks  of companies that exhibit fast earnings  growth
and  are rising in price.  Target Holdings Corporation,
doing   business   as  Target  Investors,   Inc.   (the
"Advisor"), believes that the use of this momentum strategy has the potential for higher returns than other investment strategies. Under federal securities laws, the Fund is "not diversified." As a result, it may be more vulnerable than a "diversified" fund to fluctuations in the value of the companies in the Fund's portfolio.

     You may invest in the Fund by purchasing shares at a price equal to their net asset value plus an initial sales charge imposed at the time of purchase. Certain purchasers of Fund shares may have the initial sales charge waived. Fund shares are also subject to a Rule
12b-1 plan pursuant to which an aggregate annual fee of 0.25% is charged on the average net assets of the Fund.

     This  Prospectus contains information  you  should
consider before you invest in the Fund.  Please read it
carefully   and  keep  it  for  future  reference.    A
Statement  of  Additional Information ("SAI")  for  the
Fund,   dated  November  30,  1998,  contains   further
information,  is  incorporated by reference  into  this
Prospectus, and has been filed with the Securities  and
Exchange  Commission ("SEC").  The SAI,  which  may  be
revised from time to time, is available without  charge
upon request to the Fund at the above-noted address  or
telephone number.
                 ____________________

     THESE   SECURITIES  HAVE  NOT  BEEN  APPROVED   OR
DISAPPROVED  BY THE SECURITIES AND EXCHANGE  COMMISSION
OR   ANY  STATE  SECURITIES  COMMISSION,  NOR  HAS  THE
SECURITIES  AND  EXCHANGE  COMMISSION  OR   ANY   STATE
SECURITIES  COMMISSION  PASSED  UPON  THE  ACCURACY  OR
ADEQUACY OF THIS PROSPECTUS.  ANY REPRESENTATION TO THE
CONTRARY IS A CRIMINAL OFFENSE.

                   TABLE OF CONTENTS

HIGHLIGHTS                                                      4

INVESTOR EXPENSES                                               5

FINANCIAL HIGHLIGHTS                                            6

INVESTMENT STRATEGY                                             6

IMPLEMENTATION OF POLICIES AND RISKS                            7

INVESTMENT OBJECTIVE AND RESTRICTIONS                           9

FUND ORGANIZATION AND MANAGEMENT                               10

YOUR ACCOUNT                                                   11

DETERMINATION OF NET ASSET VALUE                               18

DISTRIBUTION AND SHAREHOLDER SERVICING PLAN                    18

INDIVIDUAL RETIREMENT ACCOUNTS                                 19

DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX TREATMENT        20

YEAR 2000 ISSUE                                                21

FUND PERFORMANCE                                               21

ADDITIONAL INFORMATION                                         22


     No   person  has  been  authorized  to  give   any
information or to make any representations other than those contained in this Prospectus and the SAI, and if given or made, such information or representations may not be relied upon as having been authorized by the Fund. This Prospectus does not constitute an offer to sell securities in any state or jurisdiction in which such offering may not lawfully be made.

                      HIGHLIGHTS

What is the objective of the Fund?

     The   Fund's   investment  objective  is   capital
appreciation.  The Fund seeks to achieve its investment
objective  by investing primarily in common  stocks  of
companies  that the Advisor believes have the potential
for  revenue and earnings growth superior  to  that  of
companies    with    similar   market    or    business
characteristics.    The  Advisor  will   not   consider
dividend  or  interest  income  in  the  selection   of
investments.  See "Investment Strategy" and "Investment
Objective and Restrictions."

In what types of companies/securities will the Fund invest?

     The  Advisor intends to invest primarily in common
stocks of companies which the Advisor characterizes  as
"growth"  companies.  The Fund's securities  selections
will  be  made  without regard to  an  issuer's  market
capitalization;  however, the Advisor anticipates  that
most investments will be made in companies that have  a
small-to-medium   market   capitalization.    In    the
Advisor's opinion, a growth company is a company that is likely to experience positive sales and earnings growth at above average rates.

     Under normal circumstances, the Fund will be fully
invested in common stocks, except that a small  portion
of  the  Fund's assets may be held in short-term  money
market  securities and cash to pay redemption  requests
and   Fund  expenses  and  pending  investment.   Under
unusual  circumstances, as a defensive  technique,  the
Fund  may invest up to 35% of its total assets in  cash
and/or  money market instruments deemed by the  Advisor
to  be  consistent with a temporary defensive  posture.
The Fund may but does not intend to leverage its assets
or  invest  in options, futures, derivative  contracts,
initial public offerings or other exotic securities  or
arrangements.   See  "Implementation  of  Policies  and
Risks."

     In an effort to increase returns, the Fund expects
to  trade actively.  The annual portfolio turnover rate
could  range from 300 to 500%, but generally  will  not
exceed  800%.  Higher portfolio turnover rates  usually
generate  additional brokerage commissions and expenses
and   the   short-term   gains  realized   from   these
transactions  are taxable to shareholders  as  ordinary
income.      See      "Financial    Highlights"     and
"Implementation of Policies and Risks."

What are the potential risks of investing in the Fund?

     Equity securities fluctuate in value, often  based
on  factors unrelated to the value of the issuer of the
securities,  and such fluctuations can  be  pronounced.
Changes  in  the  value of the Fund's investments  will
result  in changes in the value of its shares and  thus
the  Fund's  total return to investors.   In  addition,
because the Fund has elected not to be subject  to  the
diversification rules of the Investment Company Act  of
1940,  as  amended  ("1940 Act"), a  relatively  larger
percentage  of  the Fund's assets may  be  invested  in
relatively  fewer  companies than is typical  of  other
mutual  funds.  This non-diversification  may  increase
volatility.    See  "Implementation  of  Policies   and
Risks."

Is an investment in the Fund appropriate for me?

     The Fund is suitable for long-term investors only.
It   is  not  a  short-term  investment  vehicle.    An
investment in the Fund may be appropriate if you seek capital appreciation; seek a mutual fund for the aggressive equity portion of your portfolio; have no immediate financial requirements for this investment;
and are willing to accept a high degree of volatility.

     The  Fund  is designed for investors who have  the
financial ability to undertake greater risk in exchange
for  the opportunity to realize greater financial gains
in   the   future.   See  "Investment   Objective   and
Restrictions."

Who will manage my investment?

     Target  Investors,  Inc.  ("Advisor")  serves   as
investment  advisor to the Fund.   As  of  October  31,
1998,  the  Advisor managed approximately $600  million
for  individual and institutional clients.   See  "Fund
Organization and Management."

How can I purchase or redeem Fund shares?

     Fund  shares are offered at the Fund's  net  asset
value  plus a maximum initial sales charge of 5.25%  of
the  offering price.  Persons who were shareholders  of
the  Fund  as of November 30, 1998 are not  subject  to
this  front-end sales load on additional  purchases  of
Fund  shares.  Certain other exceptions may also apply.
In  addition,  the Fund has adopted a distribution  and
shareholder servicing plan under Rule 12b-1 of the 1940
Act,   which  authorizes  the  Fund  to  pay  a  yearly
distribution and/or shareholder servicing fee of up  to
0.25% of the average daily net assets of the Fund.  See
"Your   Account"  and  "Distribution  and   Shareholder
Servicing Plan."

     You may request redemption of your Fund shares  at
any  time.   There  are  no  redemption  charges.   For
redemptions by wire, however, there is a $10 fee. When a redemption request is received in good order, the Fund will redeem the shares at the Fund's next net asset value determined after receipt of the request.
See "Your Account."

     The   minimum   initial  investment   is   $5,000.
Subsequent investments must be at least $1,000.   These
minimums may be changed or waived at any time by the Fund. See "Your Account."

What is the Fund's policy regarding dividends and other distributions?

     You  should  not  expect  income  from  the  Fund.
However,  as required by law, to avoid double taxation,
the  Fund will distribute substantially all of its  net
realized  capital gains and net investment  income,  if
any,  to  shareholders  annually  in  the  form  of   a
distribution and/or dividend, taxable to you as capital
gain  or  ordinary income.  In the absence of  specific
instructions   to   the  contrary,  distributions   and
dividends will be reinvested in additional Fund  shares
and  will  not be available for the payment  of  taxes.
See   "Implementation  of  Policies  and   Risks"   and
"Dividends,   Capital   Gain  Distributions   and   Tax
Treatment."

Who should I contact if I have questions?

     General  inquiries  regarding  the  Fund  can   be
addressed to either your investment professional or the Fund at the address or telephone number listed on the cover page of this Prospectus.

                   INVESTOR EXPENSES

     The following information is provided to help you understand the various costs and expenses that you, as an investor in the Fund, will bear directly or indirectly.

Shareholder Transaction Expenses(1)

Maximum Sales Load Imposed on Purchases
(as a percentage of offering price)               5.25% (2)
Maximum Sales Load Imposed on
  Reinvested Dividends                             None
Deferred Sales Load                                None
Redemption Fees                                    None
Exchange Fees                                      None

Annual Fund Operating Expenses
(as a percentage of average net assets)

Management Fees                                   1.00%
Rule 12b-1 Fees(3)                                0.25%
Other Expenses (after waivers
  or reimbursements)(4)                           0.40%
Total Operating Expenses
  (after waivers or reimbursements)(4)            1.65%
____________

(1) There are certain charges associated with certain special shareholder services offered by the Fund, including a $23 fee for returned checks or electronic funds transfers and a $10 fee for wire redemptions. For additional information, see "Your
  Account."

(2) This sales load is the maximum rate applicable to purchases of Fund shares by new shareholders on or after December 1, 1998. Existing shareholders as of November 30, 1998, as well as certain other investors are exempt from having to pay this sales load, as described more fully under "Your Account."

(3)    See "Distribution and Shareholder Servicing
  Plan" for detailed information relating to the Rule
  12b-1 distribution and shareholder servicing plan
  ("Plan"). Consistent with the National Association of Securities Dealers, Inc.'s ("NASD") rules, Rule
  12b-1 fees could cause long-term investors in the Fund to pay more than the economic equivalent of the maximum front-end sales charges permitted under those rules.

(4) The Advisor has agreed to limit the total operating expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate of 1.65% of the Fund's average net assets until December 31, 1998. After such date, the expense limitation may be terminated or revised at any time. Absent this limitation, other expenses and total operating expenses of the Fund would have been 14.60% and 15.93%, respectively. For additional information, see "Fund Organization and Management."

Example

     You  would pay the following expenses on a  $1,000
investment, assuming a 5% annual return and redemption at the end of each time period.


                   1 year      $ 68
                   3 years     $102

     The Example is based on the above-described "Total
Operating  Expenses."  In addition, the maximum  front-
end  sales  load  is  reflected in  the  Example.   The
amounts  in the Example may increase absent the expense
limitation.   REMEMBER THAT THE EXAMPLE SHOULD  NOT  BE
CONSIDERED AS REPRESENTATIVE OF PAST

OR FUTURE EXPENSES
AND  THAT  ACTUAL EXPENSES MAY BE HIGHER OR LOWER  THAN
THOSE  SHOWN.  The assumption in the Example  of  a  5%
annual  return  is  required by SEC  regulations.   The
assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of the Fund's shares.



                 FINANCIAL HIGHLIGHTS

     The   following  table  of  financial  information
relating to the shares of the Fund for the period from January 1, 1998 (commencement of operations) to April
30, 1998 has been derived from financial records of the Fund which are unaudited. The table should be read in conjunction with the financial statements and related notes included in the Fund's Semi-Annual Report to Shareholders, which is available without charge by calling or writing to the Fund. The Semi-Annual Report for the period ended April 30, 1998 is incorporated by reference into the Fund's SAI.

     Per Share Data:

     Net  asset  value, beginning of  period          $ 10.00

     Income (loss) from investment operations:
       Net investment loss (1)                         (0.04)
       Net realized and unrealized gains on investments  2.01
           Total from investment operations              1.97

     Net asset value, end of period                   $ 11.97

     Total Return (2)                                  19.70%

     Supplemental data and ratios:
       Net assets, end of period                   $1,214,746
        Ratio of net operating expenses
          to average net assets (3)(4)                  1.65%
        Ratio  of  net investment loss to
          average net assets (3)(4)                   (1.24)%
       Portfolio turnover rate                         295.6%

     ______________________

     (1)     Net  investment loss per share  represents
       net  investment  loss  divided  by  the  monthly
       average    shares    of   beneficial    interest
       outstanding.
     (2)    Not annualized.
     (3)    Annualized.
     (4)     Net of expense reimbursements and waivers.
       Without expense reimbursements and waivers, the ratio of operating expenses to average net assets would have been 17.05%, and the ratio of net investment loss to average net assets would have been (16.64)%.


                  INVESTMENT STRATEGY

     The  Fund seeks to invest in the equity securities
of companies, regardless of size, which, in the opinion
of  the  Advisor,  will  experience  positive  earnings
growth  at an above average rate.  Although the Advisor
may  invest  in  companies of all  sizes,  the  Advisor
expects that most investments will be made in companies
with  small  to  medium  market  capitalizations.   The
Advisor   focuses  on  companies  which  exhibit   fast
earnings growth and are rising in price.  The Advisor's
general strategy is to be fully invested with at  least
95% of the Fund's assets invested in equity securities.
Although the Advisor's investment strategy is based  on
company  fundamentals,  companies  considered  by   the
Advisor
to be "growth" companies are often in the  same
or  related  market sectors.  Thus,  the  Fund  may  be
heavily  invested  in  a single  sector.   One  sector,
however,   like   technology,   may   include   various
industries,    like   networking,   telecommunications,
software, semiconductors or voice-processing.  The Fund
may   be  concentrated  in  one  sector,  while   being
diversified  among several industries.   The  Fund  may
take relatively large positions in a single issuer.  To
the  extent  the  Fund  is  concentrated,  it  will  be
susceptible to adverse economic, political,  regulatory
or  market  developments  affecting  a  single  sector,
industry or issuer.  Additionally, the Fund will invest
in  a  limited number of companies.  This may  increase
the volatility of investment performance.  Furthermore,
as  a  means  to increase returns, the Fund expects  to
trade  actively.   The annual portfolio  turnover  rate
could range from 300 to 500%, but generally will not exceed 800%. See "Implementation of Policies and Risks
Portfolio Turnover."

     When  making purchase decisions for the Fund,  the
Advisor uses a "buy discipline" that involves three key
components:   research,  fundamentals,  and  valuation.
The  Advisor  develops  its  own  research.   Using   a
computer-driven model, the Advisor screens for  certain
fundamental  attributes  that  it  believes   a   "buy"
candidate should possess, including (i) projected sales
growth  of 20% or more; (ii) projected earnings  growth
of  20%  or  more; and (iii) unexpected good  earnings.
The Advisor then assigns scores to the securities based
on  such  factors and ranks the securities accordingly.
Pursuant to that ranking, the Advisor constructs a list
of  securities for the Fund and purchases  the  highest
ranking  securities for its portfolio.   Companies  are
rescored and the portfolio is rebalanced weekly for variations from expectations.

     The Advisor makes sell decisions for the Fund based on two primary factors: significant deterioration in the price of the securities or better relative value in other securities.



         IMPLEMENTATION OF POLICIES AND RISKS

     In  implementing its investment strategy, the Fund
may   use   the  following  securities  and  investment
techniques.   Some of these securities  and  investment
techniques involve special risks, which are described below, elsewhere in this Prospectus or in the Fund's
SAI.

Common Stocks and Other Equity Securities

     The  Fund  will invest in common stocks and  other
equity securities.  Other equity securities may include
depository  receipts and warrants and other  securities
convertible or exchangeable into common stock.   Common
stocks and other equity securities generally increase or decrease in value based on the earnings of a company and on general industry and market conditions. A fund that invests a significant amount of its assets in common stocks and other equity securities is likely to have greater fluctuations in share price than a fund that invests a significant portion of its assets in fixed-income securities.

Small and Medium Market Capitalization Companies

     The  Fund may invest a substantial portion of  its
assets  in  small  and medium-sized  companies.   While
small   and   medium-sized  companies  generally   have
potential  for  rapid  growth,  investments   in   such
companies  often involve greater risks than investments
in larger, more established companies because small and
medium-sized   companies  may   lack   the   management
experience,      financial      resources,      product
diversification,  and competitive strengths  of  larger
companies.    In   addition,  in  many  instances   the
securities  of  small  and medium-sized  companies  are
traded   only   over-the-counter  or  on   a   regional
securities  exchange, and the frequency and  volume  of
their trading is substantially less than is typical  of
larger  companies.  Therefore, the securities of  small
and  medium-sized companies may be subject  to  greater
and  more abrupt price fluctuations.  When making large
sales, the Fund may have to sell portfolio holdings  at
discounts  from  quoted prices or may have  to  make  a
series  of small sales over an extended period of  time
due  to  the  trading volume of small and  medium-sized
company  securities.  Investors should be  aware  that,
based  on the foregoing factors, an investment  in  the
Fund  may be subject to greater price fluctuations than
an  investment  in  a  fund that invests  primarily  in
larger,  more  established  companies.   The  Advisor's
research efforts may also play a greater role in selecting securities for the Fund than in a fund that invests in larger, more established companies.

Unseasoned Companies

     The  Fund  may invest in securities of  unseasoned
companies.   These  are companies  that  have  been  in
operation   less  than  three  years,   including   the
operations   of   any   of  their  predecessors.    The
securities of such companies may have limited liquidity and the prices of such securities may be volatile. The
Fund currently intends to invest no more than 10% of its total assets in securities of unseasoned companies.
The Fund may only invest up to 5% of its net assets in illiquid securities.

Non-Diversification and Sector Concentration

     As a "non-diversified" fund, the Fund is permitted
to  invest  its  assets  in a more  limited  number  of
issuers  than  other investment companies.   Under  the
Internal  Revenue  Code of 1986 (the "Code"),  however,
for  income  tax purposes, the Fund (i) may not  invest
more than 25% of its total assets in the securities  of
any one company or in the securities of any two or more
companies  controlled by the Fund  which,  pursuant  to
regulations under the Code, may be deemed to be engaged
in  the  same, similar, or related trades or businesses
and  (ii) with respect to 50% of its total assets,  may
not  invest  more than 5% of its total  assets  in  the
securities of any one company and may not own more than
10%  of  the outstanding voting securities of a  single
company.   Thus, as a "non-diversified" fund under  the
1940 Act, the Fund may invest (i) up to 50% of its total assets in the securities of as few as two companies, up to 25% each, so long as the Fund does not control the two companies or so long as the two companies are engaged in different businesses and (ii) up to 50% of its total assets in the securities of as few as ten companies, up to 5% each, provided that, in any event, the Fund does not own in excess of 10% of any company's outstanding voting stock. This practice involves an increased risk of loss to the Fund if the market value of a security should decline or its issuer were otherwise unable to meet its obligations.

     The  Fund  may invest more than 25% of  its  total
assets in securities of companies in one or more market
sectors, such as the technology or health care  sector.
A market sector may be made up of companies in a number
of   different   industries.   The   Fund   will   only
concentrate  its  investments in  a  particular  market
sector  if  the  Advisor believes  that  the  potential
investment   return  justifies  the   additional   risk
associated with concentration in that sector.

     The  Fund may invest its assets in fewer  than  25
companies.   This strategy may increase the  volatility
of investment performance and the Fund could incur greater losses than funds that invest in a greater number of issuers.

Portfolio Turnover

     A  change in the investments held by the  Fund  is
known  as  "portfolio turnover."  The Fund's historical
portfolio  turnover  rate  is listed  under  "Financial
Highlights."   The annual portfolio turnover  rate  for
the  Fund  is expected to be between 300 and 500%,  but
generally   will  not  exceed  800%.   High   portfolio
turnover  generally involves above-average expenses  to
the  Fund,  including brokerage commissions  or  dealer
mark-ups  and other transaction costs on  the  sale  of
securities  and  reinvestment in other securities.   In
addition,  the  short-term gains  realized  from  these
transactions  are taxable to shareholders  as  ordinary
income.   In  fact,  it is possible that  100%  of  all
capital gains and losses in any fiscal year may qualify as short-term.

Temporary Strategies

     Prior to investing the proceeds from sales of Fund
shares,  to  meet  ordinary daily cash  needs,  and  to
retain  the flexibility to respond promptly to  changes
in market and economic conditions, the Advisor may hold
cash and/or invest up to 35% of the Fund's total assets
in short-term fixed-income securities issued by private
and  governmental  institutions.  It is  impossible  to
predict  when  or for how long the Advisor  may  employ
such  strategies.   Short-term fixed income  securities
must be rated at least A or higher by Standard & Poor's
("S&P"), Moody's Investors Service, Inc. ("Moody's") or
Fitch Investors Service, Inc. ("Fitch") or A- or higher
by  Duff  &  Phelps, Inc. ("D&P"), and include  without
limitation the following securities, each of which  has
a  stated maturity of one year or less from the date of
purchase  unless  otherwise  indicated,  or  securities
which the Advisor deems to be of comparable quality  to
rated    securities:    U.S.   government   securities,
including  bills,  notes  and bonds,  differing  as  to
maturity and rate of interest, which are either  issued
or   guaranteed  by  the  U.S.  Treasury  or  by   U.S.
governmental     agencies     or     instrumentalities;
certificates of deposit issued against funds  deposited
in  a  U.S. bank or savings and loan association;  bank
time  deposits,
which are monies kept on  deposit  with
U.S.  banks  or  savings and loan  associations  for  a
stated  period  of  time at a fixed rate  of  interest;
bankers'   acceptances  which  are  short-term   credit
instruments  used  to finance commercial  transactions;
commercial  paper  and commercial  paper  master  notes
(which  are demand instruments without a fixed maturity
bearing  interest  at rates which are  fixed  to  known
lending  rates  and  automatically adjusted  when  such
lending rates change) rated A-1 or better by S&P, Prime-
1  or  better by Moody's, Duff 2 or higher by  D&P,  or
Fitch  2  or higher by Fitch; and repurchase agreements
entered  into only with respect to obligations  of  the
U.S.  government,  its  agencies or  instrumentalities.
Repurchase  agreements could involve certain  risks  in
the  event of default or insolvency of the other  party
to   the   agreement,  including  possible  delays   or
restrictions upon the Fund's ability to dispose of  the
underlying  securities.   Additionally,  the  Fund  may
invest in short-term investment vehicles of a custodian bank.

ADRs

     The Fund may invest up to 20% of its net assets in
American Depositary Receipts ("ADRs") or other  foreign
instruments  denominated in  U.S.  dollars.   ADRs  are
receipts  typically  issued by a  U.S.  bank  or  trust
company  evidencing ownership of the underlying foreign
security   and  denominated  in  U.S.  dollars.    Some
institutions issuing ADRs may not be sponsored  by  the
issuer.  A non-sponsored depository may not provide the
same   shareholder   information   that   a   sponsored
depository is required to provide under the contractual
arrangements   with  the  issuer,  including   reliable
financial statements.

     Investments  in  securities  of  foreign   issuers
involve risks which are in addition to the usual  risks
inherent  in  domestic investments.  In many  countries
there  is  less  publicly available  information  about
issuers  than is available in the reports  and  ratings
published   about  companies  in  the  United   States.
Additionally,  foreign countries  are  not  subject  to
uniform  accounting,  auditing and financial  reporting
standards.  Other risks inherent in foreign investments
include     expropriation;    confiscatory    taxation;
withholding  taxes  on  dividends  and  interest;  less
extensive  regulation  of foreign  brokers,  securities
markets  and  issuers;  costs incurred  in  conversions
between  currencies;  the  possibility  of  delays   in
settlement  in foreign securities markets;  limitations
on  the use or transfer of assets (including suspension
of  the  ability  to  transfer currency  from  a  given
country);  the  difficulty of enforcing obligations  in
other countries; diplomatic developments; and political
or  social  instability.  Foreign economies may  differ
favorably  or  unfavorably from  the  U.S.  economy  in
various respects, and many foreign securities are  less
liquid   and  their  prices  are  more  volatile   than
comparable U.S. securities.  From time to time, foreign
securities  may  be  difficult  to  liquidate   rapidly
without   adverse   price   effects.    Certain   costs
attributable  to  foreign investing,  such  as  custody
charges  and  brokerage costs, are  higher  than  those
attributable  to  domestic  investing.   Although   the
Fund's investments will be denominated in U.S. dollars, the underlying foreign securities will be denominated in foreign currency. Accordingly, the value of the Fund's assets will increase or decrease in response to fluctuations in the value of those foreign currencies.



         Investment OBJECTIVE AND Restrictions

     The   Fund's   investment  objective  is   capital
appreciation. This investment objective is fundamental and cannot be changed without shareholder approval.
Under normal market conditions, the Fund will attempt to achieve this objective by investing at least 65% of its total assets in common stocks of companies which the Advisor characterizes as "growth" companies. There can be no assurance that the Fund will achieve its investment objective or that shares in the Fund will be worth more at redemption than at acquisition. The Fund may also hold cash and money market instruments to provide the Fund with liquidity and flexibility.

     In   addition,   the  Fund  has  adopted   certain
fundamental investment restrictions that, like the Fund's investment objective, may not be changed without shareholder approval.

         Limitation on Borrowing: The Fund may (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) and (ii) make other investments or engage in other transactions permissible under the 1940 Act, provided that the combination of (i) and (ii) shall not exceed 33-1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings). The Fund may also borrow money from other persons to the extent permitted by applicable law.

          Limitation on Lending: The Fund may not make loans if, as a result, more than 33-1/3% of the Fund's total assets would be lent to other persons, except through purchases of debt securities or other debt instruments or engaging in repurchase agreements.

         Limitation on "Senior Securities": The Fund may not issue senior securities, except as permitted under the 1940 Act.

     All   of   the   Fund's   fundamental   investment
restrictions are described in the Fund's SAI.



           FUND ORGANIZATION AND MANAGEMENT

Organization

     The  Fund  is  a  series  of  common  stock  of  a
corporation, Grand Prix Funds, Inc. ("Corporation"),  a
Maryland company incorporated on October 30, 1997.  The
Corporation  is  authorized to issue shares  of  common
stock  in  series  and classes.  Each share  of  common
stock  is  entitled  to one vote,  and  each  share  is
entitled  to  participate  equally  in  dividends   and
capital  gains distributions.  No certificates will  be
issued  for  shares  held in your account.   You  will,
however, have full shareholder rights.  Generally,  the
Fund will not hold annual shareholders' meetings unless
required  by  the  1940 Act or  Maryland  Law.   As  of
October  31, 1998, Target Capital Management, Ltd.,  an
affiliate  of  the  Advisor,  and  Robert  Zuccaro   as
custodian for the benefit of Marc Zuccaro UTMA owned a controlling interest in the Fund.

Management

     Under the laws of the State of Maryland, the Board
of  Directors  of  the Corporation is  responsible  for
managing its business and affairs.  The Corporation has
entered into an Investment Advisory Agreement with  the
Advisor  under  which the Advisor  manages  the  Fund's
investments  and  business  affairs,  subject  to   the
supervision of the Corporation's Board of Directors.

     Advisor

     The Advisor is a Florida corporation organized  in
February 1992 and has been serving clients since  1983.
The  Advisor is controlled by Robert Zuccaro  who  owns
80%  of  the  Advisor.   Under the Investment  Advisory
Agreement, the Corporation pays the Advisor  an  annual
management fee of 1.00% of the Fund's average daily net
assets.   The  advisory fee is accrued daily  and  paid
monthly.   For the year ending December 31,  1998,  the
Advisor has agreed to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Fund's total operating expenses do not exceed 1.65% of the Fund's average daily net assets. After such date, the Advisor may voluntarily waive all or a portion of its management fee and/or absorb certain Fund expenses without further notification of the commencement or termination of such waiver or absorption. Any waivers or absorptions will have the effect of temporarily lowering the Fund's overall expense ratio and increasing the Fund's overall return to investors. Under the Investment Advisory
Agreement, not only is the Advisor responsible for management of the Fund's assets, but also for portfolio transactions and brokerage.

     Portfolio Manager

     President of the Advisor, Robert Zuccaro  received
a  Bachelor's Degree from the University of  Bridgeport
in  1965 and a Master's in Business Administration from
Pace University in 1968.  Prior to founding Advisor  in
1983,  Mr.  Zuccaro spent six years with  Axe-Houghton,
where  he  was  President and Director of  Axe-Houghton
Stock Fund and Vice President and Director of portfolio
management  of  E.W.  Axe  &  Co.   Mr.  Zuccaro  is  a
Chartered Financial Analyst.

Custodian and Transfer Agent

     Fifth Third Bank ("Fifth Third") acts as custodian of the Fund's assets ("Custodian"). Sunstone Investor
Services,  LLC,  207  East Buffalo Street,  Suite  315,
Milwaukee, Wisconsin 53202-5712, serves as transfer agent for the Fund ("Transfer Agent").

Administrator

     Pursuant  to an Administration and Fund Accounting
Agreement,     Sunstone    Financial    Group,     Inc.
("Administrator")  performs certain administrative  and
tax   reporting  functions  for  the  Fund,   including
preparing  and  filing federal and state  tax  returns,
preparing and filing securities registration compliance
filings  with  various states, compiling data  for  and
preparing  notices  to  the  SEC,  preparing  financial
statements  for the annual and semi-annual  reports  to
the  SEC  and current investors, monitoring the  Fund's
expense  accruals and performing securities  valuations
and,   from   time  to  time,  monitoring  the   Fund's
compliance  with  the  Fund's investment  policies  and
restrictions.   For  these services, the  Administrator
receives  from  the  Fund  a fee,  computed  daily  and
payable monthly, based on the Fund's average net assets
at  an annual rate beginning at 0.20% and decreasing as
the assets of the Fund reach certain levels, subject to
an   annual  minimum  of  $65,000,  plus  out-of-pocket
expenses.

Distributor

     AmeriPrime   Financial  Securities,   Inc.,   1793
Kingswood Drive, Suite 200, Southlake, Texas  76092,  a
registered  broker-dealer and member of the NASD,  acts
as  distributor  of the Fund's shares  ("Distributor").
As  compensation for its services, the Distributor  may
retain  a portion of (i) the initial sales charge  from
purchases of Fund shares, and (ii) the Rule 12b-1 fees.
The Distributor may pay all or a portion of its fee  to
registered dealers who sell Fund shares, pursuant to  a
written dealer agreement.  Distributor and Advisor,  at
their   own  expense,  may  also  periodically  sponsor
programs   that   offer  additional   compensation   in
connection  with  the  sale of Fund  shares.   In  some
circumstances, this compensation may be made available only to certain dealers whose representatives have sold or are expected to sell significant amounts of Fund shares.

Fund Expenses

     The  Fund  is  responsible for its  own  expenses,
including    interest   charges;    taxes;    brokerage
commissions;  organizational  expenses;   expenses   of
qualifying shares for sale with the states and the SEC;
expenses of issue, sale, repurchase, or redemption of shares; expenses of printing and distributing reports and prospectuses to existing shareholders; charges of custodians; expenses for accounting, administrative, audit, and legal services; fees for outside directors;
expenses of fidelity bond coverage and other insurance;
expenses  of  indemnification; extraordinary  expenses;
and costs of shareholder and director meetings.


                     YOUR ACCOUNT

Purchasing Shares

     In  General.  Shares of the Fund may be  purchased
through  any  dealer  which has entered  into  a  sales
agreement   with  the  Distributor,  or   through   the
Distributor  directly.   The Transfer  Agent  may  also
accept purchase applications.

     Shares  of  the  Fund are offered and  sold  on  a
continual  basis  at  the  next  offering  price   (the
"Offering  Price"), which is the sum of the  net  asset
value per share (next computed following receipt  of  a
purchase  request  in  good  order  by  a  dealer,  the
Distributor or the Transfer Agent, as the case may  be)
and   the  sales  charge  as  set  forth  below.    See
"Determination of Net Asset Value." The sales charge imposed on purchases of Fund shares is as follows:

                        Total Sales Charge


                        As a           As a         Portion of
 Your Investment     Percentage     Percentage    Offering Price
                    of Offering      of Your        Retained by
                       Price        Investment      Dealers  *

Less than $50,000      5.25%         5.54%           5.00%
$50,000-$100,000       4.50%         4.71%           4.50%
$100,001-$250,000      3.50%         3.63%           3.50%
$250,001-$500,000      2.50%         2.56%           2.50%
$500,001-$1,000,000    2.00%         2.04%           2.00%
$1,000,001 or           None          None            None
more
     _____________________

     *All sales charges may at times be paid to the dealer involved in the trade, if any. A dealer that is paid all or substantially all of the sales charge may be deemed an "underwriter" under the Securities Act of 1933, as amended.

     Certain investors, as described below under "Sales
Charge Waivers," may purchase Fund shares without the imposition of a sales charge. In addition, no sales charge is imposed on the reinvestment of dividends and capital gains.

     In addition to the sales charge described above, Fund shares are also subject to Rule 12b-1 fees in an aggregate amount of 0.25% of the average daily net assets of the Fund. See "Distribution and Shareholder
Servicing Plan."

     Sales Charge Waivers. The following investors may purchase shares of the Fund at net asset value without the imposition of any sales charge:

         certain retirement plans, such as profit-sharing, pension, 401(k) and simplified employee pension plans (SEPs and SIMPLEs), subject to minimum requirements with respect to the amount of purchase (minimum of at least $100,000);

         beneficial owners of wrap accounts who are clients of registered broker-dealers having a selling or service agreement with the Distributor;

         persons who roll-over their individual retirement accounts ("IRAs"), subject to minimum requirements with respect to the amount of purchase (minimum of at least
       $20,000);

         registered investment advisors or certified financial planners who have entered into an agreement with the Distributor for clients participating in comprehensive fee programs;

         clients of fee only financial planners;

         owners of private accounts managed by the Advisor who completely liquidate their private accounts and purchase Fund shares within 90 days of the liquidation;

         any person who purchases shares of the Fund with redemption proceeds from a registered investment company other than the Fund and on which the investor paid a contingent deferred sales charge, provided that the proceeds are invested in the Fund within 10 days of the redemption;

         directors, officers and full-time employees of the Fund, the Distributor, the Administrator and affiliates of such companies (including the Advisor) and spouses and family members of such persons;

         persons who have taken a distribution from a retirement plan invested in Fund shares, to the extent of the distribution, provided that the distribution is reinvested within 90 days of the payment date;

         government entities that are prohibited from paying mutual fund sales charges;

         registered broker-dealers who have entered into a selling or service agreement with the Distributor for their investment account only, and registered personnel and employees of such broker-dealers and the spouses and family members of such persons, in accordance with the internal policies and procedures of the broker-dealer;

         service providers of the Fund, including marketing firms, and their employees;

         trust companies investing $1 million or more for common trust or collective investment funds; and

         registered investment companies.

Please  call  the  Fund  at  1-800-432-4741  for   more
information on purchases of Fund shares at net asset value.

     Minimum Investment. Required minimum investments are as follows:

                                            ADDITIONAL
                                INITIAL       MINIMUM
     TYPE OF ACCOUNT            MINIMUM     INVESTMENT
                              INVESTMENT

     Regular                    $5,000        $1,000
     Automatic Investment       $5,000        $1,000
       Plan
     Gift to Minors             $5,000        $1,000
     IRAs                       $5,000        $1,000

     The  Fund  reserves the right to reject any  order
for  the purchase of its shares or to limit or suspend,
without prior notice, the offering of its shares.   The
required minimum investments may be waived in the  case
of  qualified  retirement plans.   The  Fund  will  not
accept your account if you are investing for another person as attorney-in-fact. The Fund also will not accept accounts with a "Power of Attorney" or "POA" in the registration section of the Purchase Application.

     Opening  an Account by Mail.  Please complete  the
Purchase   Application.    You   may   duplicate    any
application or you can obtain additional copies of  the
Purchase   Application  from  the   Fund   by   calling
1-800-432-4741.

     Your completed Purchase Application should be mailed directly to:

          Grand Prix Funds, Inc.
          P.O. Box 1177
          Milwaukee, WI  53201-1177

     To purchase shares by overnight or express mail, please use the following street address:

          Grand Prix Funds, Inc.
          c/o Sunstone Investor Services, LLC
          207 East Buffalo Street, Suite 315
          Milwaukee, WI  53202-5712

     All applications must be accompanied by payment in the form of a check made payable to "Grand Prix Funds."
All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. No cash, credit cards or third party checks will be accepted. Payment may be delayed for up to 10 calendar days on redemption requests for recent purchases made by check in order to ensure that the check has cleared. If you contemplate redeeming your investment shortly after purchase, you should purchase the shares by wire as discussed below.

     Opening   an  Account  by  Wire.   You  may   make
purchases  by direct wire transfers.  To ensure  proper
credit  to  your  account, you must call  the  Fund  at
1-800-432-4741  for  instructions  and  to  obtain   an
investor  account number prior to wiring funds.   Funds
should be wired through the Federal Reserve System as follows:

            Fifth Third Bank
            A.B.A. Number:  042000314
            For credit to:  Grand Prix Funds
            Account Number:  729-00729
            For further credit to:
            (investor account number)
            (name or account registration)
            (Social Security or Taxpayer Identification
Number)

     A  Purchase  Application must be received  by  the
Fund to establish privileges and to verify your account
information.   Payment of redemption  proceeds  may  be
delayed and taxes may be withheld unless the Fund receives a properly completed and executed purchase application. The Fund reserves the right to refuse a telephone transaction if it believes it advisable to do so. If you have any questions, please call the Fund at 1-800-432-4741.

     Adding to an Account by Mail.  When adding  to  an
account  by  mail, you should send your  check  to  the
Fund, together with a subsequent investment slip from a
recent   statement.    If  this  investment   slip   is
unavailable, you should send a signed note  giving  the
full  name of the account and the account number.   See
"Additional Purchase Information" for more information regarding purchases made by check or electronic funds transfer.

     Adding to an Account by Electronic Funds Transfer.
You  may  also make additional investments by telephone
or in writing through electronic funds transfers if you
have  previously selected this service.   By  selecting
this  service, you authorize the Fund to draw  on  your
preauthorized bank account as shown on the  records  of
the  Fund and receive the proceeds by electronic  funds
transfer.   Electronic  funds  transfers  may  be  made
commencing 10 business days after receipt by  the  Fund
of  your  request  to  adopt this service.   This  time
period allows the Fund to verify your bank information.
Investments  made by electronic funds transfer  in  any
one account must be in an amount of at least $1,000 and
will  be effective at the net asset value next computed
after  receipt  by the Fund of the proceeds  from  your
bank  account.   See "Additional Purchase  Information"
for more information.  Changes to bank information must
be made in writing and signed by all registered holders
of  the  account  with the signatures guaranteed  by  a
commercial bank or trust company in the United  States,
a  member  firm of the NASD or other eligible guarantor
institution.   A  Notary Public is  not  an  acceptable
guarantor. This service may be selected by calling the Fund at 1-800-432-4741 for the necessary form and instructions.

     Adding  to  an  Account by Wire.   For  additional
investments made by wire transfer, you should  use  the
wiring  instructions  listed  previously.  Be  sure  to
include   your   account  number.   Wired   funds   are
considered received in good order on the day they reach
the  Fund's bank account by the Fund's cut-off time for
purchases  and all required information is provided  in
the  wire  instructions.   The wire  instructions  will
determine the terms of the purchase transaction.

     Automatic Investment Plan.  You may make purchases
of  shares of the Fund automatically on a regular basis
($1,000  minimum per transaction).  You must  meet  the
Fund's minimum initial investment of $5,000 before  the
Automatic  Investment Plan ("AIP") may be  established.
Under  the AIP, your designated bank or other financial
institution  debits  a  preauthorized  amount  on  your
account  each designated period and applies the  amount
to  the purchase of Fund shares.  The Fund requires  10
business days after receipt of your request to initiate
the AIP to
verify your account information.  Generally,
the  AIP  will  begin  on  the  next  transaction  date
scheduled  by  the Fund for the AIP following  this  10
business  day  period.  AIP transactions are  scheduled
for  the  fifth,  tenth, fifteenth, twentieth,  twenty-
fifth  and/or  the  last  day  of  every  month.    AIP
transactions  also may be scheduled monthly,  quarterly
or  annually.   The  AIP  can be implemented  with  any
financial institution that is a member of the Automated
Clearing House.  No service fee is currently charged by
the  Fund  for  participation in  the  AIP.   You  will
receive  a  statement on a quarterly basis showing  the
purchases  made  under the AIP.   A  $23  fee  will  be
imposed  by  the Fund if for any reason the transaction
cannot be completed.  You will also be responsible  for
any  losses suffered by the Fund as a result.   When  a
purchase  is made pursuant to the AIP, and a redemption
of  such  shares  is requested shortly thereafter,  the
Fund may delay payment of the redemption proceeds until
the  Fund  verifies that the proceeds used to  purchase
the  shares  were properly debited from your designated
bank or other financial institution.  You may adopt the
AIP  at the time an account is opened by completing the
appropriate  section of the Purchase Application.   You
may obtain an application to establish the AIP after an
account  is  opened by calling the Fund  at  1-800-432-
4741.    A  signature  guarantee  is  required.   Under
certain circumstances (such as discontinuation of the AIP before the Fund's minimum initial investment is reached), the Fund reserves the right to redeem your Fund account. Prior to closing any account for failure to reach the minimum initial investment, the Fund will give you written notice and 60 days in which to reinstate the AIP or otherwise reach the minimum initial investment. Closing of an account may occur in periods of declining share prices. Changes to bank information must be made in writing and signed by all registered holders of the account with the signatures guaranteed by a commercial bank or trust company in the United States, a member firm of the NASD or other eligible guarantor institution. A Notary Public is not an acceptable guarantor.

     Purchasing  Shares  Through Other  Broker-Dealers.
If  the  securities dealer you have chosen to  purchase
Fund  shares  through  has not  entered  into  a  sales
agreement  with  the  Distributor,  such  dealer   may,
nevertheless,  offer  to  place  your  order  for   the
purchase of Fund shares. Purchases made through such dealers will be affected at the applicable Offering
Price. Such dealers may also charge a transaction fee, as determined by the dealer. That fee will be in addition to the sales charge payable by you upon purchase of such shares and may be avoided if shares are purchased through a dealer who has entered into a sales agreement with the Distributor or through the Transfer Agent.

     Additional Purchase Information.  When a  purchase
is  made by check and a redemption is requested shortly
thereafter,  payment  may  be  delayed  for  up  to  10
calendar   days  on  redemption  requests  for   recent
purchases  made  by check in order to ensure  that  the
check  has  cleared.   This delay allows  the  Fund  to
verify that proceeds used to purchase Fund shares will not be returned due to insufficient funds and is intended to protect the remaining investors from loss.
The Fund will charge a $23 service fee against your account for any check or electronic funds transfer that is returned unpaid and your purchase will be canceled.
You will also be responsible for any losses suffered by the Fund as a result.

     New  shareholders  of the Fund  are  automatically
provided  with  the  privilege  to  initiate  telephone
inquiries  and redemptions unless expressly  waived  by
the  shareholder.  Consequently, Purchase  Applications
provide  that  investors  automatically  authorize  the
telephone  privileges unless they check the appropriate
box on the Purchase Application to waive the privilege.
If  you  have  any questions as to how  to  waive  this
privilege, or how to add or delete a privilege after an
account  is  established,  please  call  the  Fund   at
1-800-432-4741.  Generally, after the account has  been
established,  a  request to authorize,  waive,  add  or
delete  a  privilege must be in writing and  signed  by
each  registered holder of the account with  signatures
guaranteed by a commercial bank or trust company in the
United  States, a member of the NASD or other  eligible
guarantor  institution.   A Notary  Public  is  not  an
acceptable guarantor. For a more detailed discussion of the rights, responsibilities and risks of telephone transactions, please refer to "Redeeming by Telephone."

     In order to relieve you of responsibility for the safekeeping and delivery of stock certificates, the Fund does not issue certificates.

Redeeming Shares

     In  General.  You may redeem shares of the Fund at
any  time.   The  price at which  the  shares  will  be
redeemed  is  the  net  asset  value  per  share   next
determined  after  proper redemption  instructions  are
received by the Fund.  See "Determination of Net  Asset
Value."   There are no sales charges for the redemption
of shares except that a fee of $10 is charged for each wire redemption. Depending upon the redemption price you receive, you may realize a capital gain or loss for federal income tax purposes.

     Redeeming  by  Mail.  To redeem  shares  by  mail,
simply  send  an unconditional written request  to  the
Fund  specifying the number of shares or dollar  amount
to be redeemed, the name(s) on the account registration
and the account number.  If the dollar amount requested
to  be  redeemed  is greater than the  current  account
value  as  determined by the net  asset  value  on  the
effective  date  of the redemption, the entire  account
balance  will  be redeemed.  A request  for  redemption
must  be  signed exactly as the shares are  registered.
If  the  amount requested is greater than $10,000,  the
proceeds  are  to be sent to a person  other  than  the
shareholder(s) of record, to a location other than  the
address  of  record or is made within  30  days  of  an
address change, each signature must be guaranteed by  a
commercial bank or trust company in the United  States,
a  member  firm of the NASD or other eligible guarantor
institution.   A  Notary Public is  not  an  acceptable
guarantor.   Additional documentation may  be  required
for   the  redemption  of  shares  held  in  corporate,
partnership  or  fiduciary accounts.   See  "Additional
Redemption Information" for instructions on redeeming shares in corporate accounts. Additional documentation is required for the redemption of shares held by persons acting pursuant to a Power of Attorney.

     The Fund will mail payment for redemption proceeds within seven days after it receives proper instructions for redemption. However, the Fund may delay payment on redemptions of recent purchases made by check until the Fund verifies that the check used to purchase Fund shares will not be returned due to insufficient funds.
This is intended to protect the remaining investors from loss.

     Redeeming  by Telephone.  Shares may be  redeemed,
in  an  amount up to $10,000, by calling  the  Fund  at
1-800-432-4741.  Proceeds redeemed by telephone will be
mailed  to  your  address, or wired or  transmitted  by
electronic  funds  transfer to your preauthorized  bank
account  as  shown  on  the records  of  the  Fund.   A
redemption request in excess of $10,000 must be made in
writing  and  signed by each registered holder  of  the
account with signatures guaranteed by a commercial bank
or trust company in the United States, a member firm of
the  NASD  or  other eligible guarantor institution.  A
Notary  Public  is  not an acceptable  guarantor.   For
telephone   redemption  requests  received  within   30
calendar days after an address change, proceeds may be retained for up to 30 days or until a written request with signatures guaranteed is received. A redemption request within that 30 day time period must be in writing and signed by each registered holder of the account with signatures guaranteed. A Notary Public is not an acceptable guarantor. Telephone redemptions must be in amounts of $1,000 or more.

     Payment of the redemption proceeds for Fund shares
redeemed  by  telephone when you request  wire  payment
will  normally  be made in federal funds  on  the  next
business  day.  There is currently a $10 fee  for  each
wire   redemption.   It  will  be  deducted  from  your
redemption proceeds.  Electronically transferred  funds
will ordinarily arrive at your bank within two to three
banking   days  after  transmission.   To  change   the
designated  account, send a written  request  with  the
signature(s)  guaranteed to the Fund.  Once  the  funds
are   transmitted,  the  time  of   receipt   and   the
availability of the funds are not within the Fund's control. The Fund reserves the right to delay payment for a period of up to seven days after receipt of the redemption request.

     The  Fund reserves the right to refuse a telephone
redemption request if it believes it is advisable to do
so.   Procedures for redeeming shares of  the  Fund  by
telephone may be modified or terminated by the Fund  at
any  time.   In  an  effort to prevent unauthorized  or
fraudulent redemption requests by telephone,  the  Fund
has   implemented  procedures  designed  to  reasonably
assure that telephone instructions are genuine.   These
procedures include: requesting verification of  certain
personal information; recording telephone transactions;
confirming  transactions  in writing;  and  restricting
transmittal  of  redemption proceeds  to  preauthorized
designations.  Other procedures may be implemented from
time  to  time.   If  reasonable  procedures  are   not
implemented, the Fund may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, you are liable for any loss for unauthorized transactions.

     You  should  be  aware  that  during  periods   of
substantial  economic or  market change,  telephone  or
wire  redemptions may be difficult to   implement.   If
you are unable to contact the Fund by telephone, you may also redeem shares by delivering or mailing the redemption request to: Grand Prix Funds, Inc., P.O. Box
1177, Milwaukee, WI 53201-1177. If you wish to send the information via overnight delivery, you may send it to: Grand Prix Funds, Inc., c/o Sunstone Investor
Services,  LLC,  207  East Buffalo Street,  Suite  315,
Milwaukee, WI 53202-5712. Redemption requests made via fax will not be accepted by the Fund.

     Redeeming  Shares  Through  Other  Broker-Dealers.
Investors may be charged a fee if they redeem shares of the Fund through a broker or dealer.

     Additional   Redemption   Information.    When   a
purchase is made by check and a redemption is requested
shortly   thereafter,  payment  may   be   delayed   on
redemption requests for recent purchases made by  check
until  the Fund verifies that proceeds used to purchase
Fund  shares  will not be returned due to  insufficient
funds.   This  is  intended to  protect  the  remaining
investors from loss.

     New  shareholders  of the Fund  are  automatically
provided  with  the  privilege  to  initiate  telephone
inquiries  and redemptions unless expressly  waived  by
the  shareholder.  Consequently, Purchase  Applications
provide  that  investors  automatically  authorize  the
telephone  privileges unless they check the appropriate
box on the Purchase Application to waive the privilege.
If  you  have  any questions as to how  to  waive  this
privilege, or how to add or delete a privilege after an
account  is  established,  please  call  the  Fund   at
1-800-432-4741.  Generally, after the account has  been
established,  a  request to authorize,  waive,  add  or
delete  a  privilege must be in writing and  signed  by
each  registered holder of the account with  signatures
guaranteed by a commercial bank or trust company in the
United  States, a member of the NASD or other  eligible
guarantor  institution.   A Notary  Public  is  not  an
acceptable guarantor. For a more detailed discussion of the rights, responsibilities and risks of telephone transactions, please refer to "Redeeming by Telephone."

     Any redemption or transfer of ownership request for corporate accounts will require the following written documentation:

   1. A  written  letter of instruction signed  by  the
       required  number  of authorized officers,  along
       with    their    respective   positions.     For
       redemption  requests in excess of  $10,000,  the
       written  request  must be signature  guaranteed.
       A  signature  guarantee may be obtained  from  a
       commercial  bank or trust company in the  United
       States,  a  member  firm of the  NASD  or  other
       guarantor   and   "Signature  Guaranteed"   must
       appear with the signature. A Notary Public is not an acceptable guarantor.

   2. A certified Corporate Resolution that states the date the Resolution was adopted and who is empowered to act, transfer or sell assets on behalf of the corporation.

   3. If  the  Corporate  Resolution is  more  than  60
       days  old  from  the  date  of  the  transaction
       request,  a Certificate of Incumbency  from  the
       Corporate  Secretary  which specifically  states
       that  the  officer  or  officers  named  in  the
       resolution  have the authority  to  act  on  the
       account.  The Certificate of Incumbency must  be
       dated   within   60   days  of   the   requested
       transaction.    If   the  Corporate   Resolution
       confers authority on officers by title and not by name, the Certificate of Incumbency must name the officer(s) and their title(s).

     The Fund reserves the right to suspend or postpone redemptions during any period when: trading on the Exchange is restricted, as determined by the SEC, or the Exchange is closed for other than customary weekend and holiday closing; the SEC has by order permitted such suspension; or an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

     Due to the relatively high cost of maintaining small accounts, if your account balance falls below the $5,000 minimum as a result of a redemption, you may be given a 60-day notice to reestablish the minimum balance. If this requirement is not met, your account may be closed and the proceeds sent to you.

Shareholder Reports And Information

     The Fund will provide the following statements and reports:

     Confirmation   Statements.    Except    for    AIP
transactions, after each transaction that  affects  the
account  balance  or  account  registration,  you  will
receive a confirmation statement.  Participants in  the
AIP   will  receive  quarterly  confirmations  of   all
automatic transactions.

     Account Statements.  All shareholders will receive
quarterly  account statements.  If you need  additional
copies of previous statements, you may order statements
for  the  current  and preceding  year  at  no  charge.
Statements for earlier years are available for $5 each.
Call  1-800-432-4741 to order past statements.  If  you
need  information on your account with the Fund  or  if
you   wish   to  submit  any  applications,  redemption
requests,   inquiries  or  notifications,  you   should
contact:  Grand  Prix  Funds,  Inc.,  P.O.  Box   1177,
Milwaukee,  WI  53201-1177 or call 1-800-432-4741.   If
you   wish   to  send  the  information  via  overnight
delivery, you may send it to: Grand Prix Funds, Inc., c/o Sunstone Investor Services, LLC, 207 East Buffalo
Street, Suite 315, Milwaukee, WI 53202-5712.

     Financial Reports. Financial reports are provided to shareholders semi-annually. Annual reports will include audited financial statements. To reduce Fund expenses, one copy of each report will be mailed to each Taxpayer Identification Number even though the investor may have more than one account in the Fund.


           DETERMINATION OF NET ASSET VALUE

     The net asset value per share is determined as  of
the close of trading (generally 4:00 p.m. Eastern Time)
on   each  day  the  Exchange  is  open  for  business.
Purchase  orders  and redemption requests  received  in
good  order on a day the Exchange is open for  trading,
prior  to  the  close of trading on that day,  will  be
valued  as  of  the  close  of  trading  on  that  day.
Applications  for purchase of shares and  requests  for
redemption  of  shares  received  after  the  close  of
trading on the Exchange will be valued as of the  close
of  trading on the next day the Exchange is open.   The
Fund is not required to calculate its net asset value on days during which the Fund receives no orders to purchase or redeem shares. Net asset value per share is calculated by taking the fair value of the Fund's total assets, including interest or dividends accrued, but not yet collected, less all liabilities, and dividing by the total number of shares outstanding.
The result, rounded to the nearest cent, is the net asset value per share.

     In  determining  net  asset  value,  expenses  are
accrued  and  applied  daily and securities  and  other
assets  for  which market quotations are available  are
valued  at fair value.  Common stocks and other equity-
type  securities are valued at the last sales price  on
the  national  securities exchange or Nasdaq  on  which
such   securities   are  primarily   traded;   however,
securities traded on a national securities exchange  or
Nasdaq for which there were no transactions on a  given
day, and securities not listed on a national securities
exchange  or Nasdaq, are valued at the average  of  the
most  recent  bid and asked prices.  Any securities  or
other  assets  for  which  market  quotations  are  not
readily   available  are  valued  at  fair   value   as
determined  in good faith by the Board of Directors  of
the   Corporation  or  its  delegate.   The  Board   of
Directors  may approve the use of pricing  services  to
assist  the  Fund  in the determination  of  net  asset
value.   All  money market instruments with  maturities
less than 60 days will be valued on an amortized cost basis.



      DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

     The Fund has adopted a plan pursuant to Rule 12b-1
under the 1940 Act (the "12b-1 Plan"), which authorizes
it   to   pay   the  Distributor  a  distribution   and
shareholder servicing fee of up to 0.25% of the average
daily  net assets.  All
or a portion of the fee may  be
used by the Distributor to finance activities primarily
intended  to  result in the sale of Fund  shares.   The
Distributor  is authorized to, in turn, pay  all  or  a
portion  of  these  fees  to any registered  securities
dealer,   financial  institution,   or   other   person
("Recipient") who renders assistance in distributing or
promoting  the  sale of Fund shares,  or  who  provides
certain  shareholder  services  to  Fund  shareholders,
pursuant  to  a written agreement ("Rule 12b-1  Related
Agreement").  The 12b-1 Plan is a "reimbursement" plan,
which  means that the fees paid by the Fund  under  the
Plan   are   intended  as  reimbursement  for  services
rendered  and commission fees borne up to  the  maximum
allowable distribution and shareholder servicing  fees.
If more money for services rendered and commission fees
is  due  than  is  immediately payable because  of  the
expense limitation under the Plan, the unpaid amount is
carried forward from period to period while the Plan is
in  effect  until  such time as it  may  be  paid.   No
interest,  carrying, or other finance charges  will  be
borne  by  the  Fund  with respect  to  unpaid  amounts
carried  forward.   Payment  of  the  distribution  and
servicing fees is to be made quarterly, within 30 days after the close of the quarter for which the fee is payable.

     The  12b-1  Plan, including a form  of  the  12b-1
Related Agreement, has been unanimously approved by the
Board of Directors of the Corporation, including all of
the  members  of  the  Board who  are  not  "interested
persons" of the Corporation as defined in the 1940  Act
and  who  have no direct or indirect financial interest
in  the  operation  of the 12b-1 Plan  or  any  related
agreements    ("Disinterested    Directors")     voting
separately.

     The   12b-1  Plan,  and  any  Rule  12b-1  Related
Agreement which is entered into, will continue in effect for a period of more than one year only so long as its continuance is specifically approved at least annually by a vote of a majority of the Corporation's
Board of Directors, and of the Disinterested Directors, cast in person at a meeting called for the purpose of voting on the 12b-1 Plan, or the Rule 12b-1 Related
Agreement, as applicable. In addition, the 12b-1 Plan, and any Rule 12b-1 Related Agreement, may be terminated without penalty, by vote of a majority of the Fund's outstanding voting securities, or by vote of a majority of Disinterested Directors (on not more than sixty (60)
days'  written  notice in the case of  the  Rule  12b-1
Related Agreement only).



            INDIVIDUAL RETIREMENT ACCOUNTS

     Individuals  may establish their own tax-sheltered
IRAs.  The Fund offers two types of IRAs, a Traditional
IRA and a Roth IRA.

Traditional IRA

     In  a Traditional IRA, amounts contributed to  the
IRA  may  be tax deductible at the time of contribution
depending  on  whether  the  investor  is  an   "active
participant"  in an employer-sponsored retirement  plan
and  the  investor's  income.   Distributions  from   a
Traditional IRA will be taxed at distribution except to
the extent that the distribution represents a return of
the investor's own contributions for which the investor
did  not  claim  (or  was  not  eligible  to  claim)  a
deduction.   Distributions prior to age 59-1/2  may  be
subject  to an additional 10% tax applicable to certain
premature  distributions.  Distributions must  commence
by  April  1 following the calendar year in  which  the
investor   attains  age  70-1/2.   Failure   to   begin
distributions by this date (or distributions that do not equal certain minimum thresholds) may result in adverse tax consequences.

Roth IRA

     In  a Roth IRA, amounts contributed to the IRA are
taxed  at  the  time of contribution, but distributions
from the IRA are not subject to tax if the investor has
held   the  IRA  for  at  least  five  years  and   the
distributions  are on account of one of four  specified
events, i.e., attainment of age 59-1/2, disability, the
purchase  of  a  first home or death.  Investors  whose
income   exceeds  certain  limits  are  ineligible   to
contribute  to a Roth IRA.  Distributions that  do  not
satisfy  the  requirements for tax-free withdrawal  are
subject to income taxes (and possibly penalty taxes) to
the extent that the distribution exceeds the investor's
contributions  to  the  IRA.  The minimum  distribution
rules  applicable  to Traditional  IRAs  do  not  apply
during  the  lifetime of the investor.   Following  the
death of the investor, certain minimum distribution rules apply.

     For  Traditional and Roth IRAs, the maximum annual
contribution generally is equal to the lesser of $2,000
or 100% of the investor's compensation (earned income).
An  individual may also contribute to a Traditional IRA
or  Roth  IRA  on behalf of his or her spouse  provided
that the individual has sufficient compensation (earned
income).  Contributions to a Traditional IRA reduce the
allowable   contributions  under  a   Roth   IRA,   and
contributions to a Roth IRA reduce the allowable contribution to a Traditional IRA.

     Under  current IRS regulations, all IRA applicants
must  be  furnished  a disclosure statement  containing
information specified by the IRS.  Applicants generally
have  the  right to revoke their account  within  seven
days  after  receiving  the  disclosure  statement  and
obtain  a  full  refund  of their  contributions.   The
custodian may, in its discretion, hold the initial contributions uninvested until the expiration of the seven-day revocation period. The custodian does not anticipate that it will exercise its discretion but reserves the right to do so.



DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX TREATMENT

     The  Fund  intends to qualify for treatment  as  a
"Regulated  Investment Company" under Subchapter  M  of
the  Code and, if so qualified, will not be liable  for
federal  income  taxes  to  the  extent  earnings   are
distributed   to  shareholders  on  a   timely   basis.
However, for federal income tax purposes, all dividends
and  distributions  of net realized short-term  capital
gains you receive from the Fund are taxable as ordinary
income,  whether  reinvested in  additional  shares  or
received  in cash, unless you are exempt from  taxation
or  entitled to a tax deferral.  Distributions  of  net
realized  long-term capital gains you receive from  the
Fund,  whether  reinvested  in  additional  shares   or
received  in cash, are taxable as a capital gain.   The
capital gain holding period is determined by the length
of  time  the  Fund has held the security and  not  the
length  of time you have held shares in the Fund.   You
will be informed annually as to the amount and nature of all dividends and capital gains paid during the prior year. Such capital gains and dividends may also be subject to state or local taxes. If you are not required to pay taxes on your income, you are generally not required to pay federal income taxes on the amounts distributed to you.

     The   Fund  intends  to  pay  dividends  from  net
investment  income annually and to distribute  all  net
realized capital gains at least annually.  In addition,
the Fund may make additional distributions if necessary
to  avoid imposition of a 4% excise tax or other tax on
undistributed income and gains.  Please note,  however,
that the objective of the Fund is capital appreciation,
not   the  production  of  distributions.   You  should
measure the success of your investment by the value of your investment at any given time and not by the distributions you receive.

     When  a  dividend or capital gain is  distributed,
the  Fund's net asset value decreases by the amount  of
the  payment.  If you purchase shares shortly before  a
distribution,  you will be subject to income  taxes  on
the   distribution,  even  though  the  value  of  your
investment  (plus  cash received, if any)  remains  the
same.   All  dividends and capital  gain  distributions
will automatically be reinvested in additional Fund shares at the then prevailing net asset value unless you specifically request that dividends or capital gains or both be paid in cash. The election to receive dividends or reinvest them may be changed by writing to the Fund at Grand Prix Funds, Inc., P.O. Box 1177,
Milwaukee, WI 53201-1177. The election is effective for distributions with a dividend record date on or after the date on which the Fund receives notice of the election.

     If  you  do not furnish the Fund with your correct
social   security  number  or  taxpayer  identification
number, the Fund is required by current federal law to withhold federal income tax from your distributions
(including applicable Fund share reinvestments) and redemption proceeds at a rate of 31%.

     This   section  is  not  intended  to  be  a  full
discussion of federal income tax laws and the effect of
such  laws on you.  There may be other federal,  state,
or  local tax considerations applicable to a particular
investor.   You  are  urged to  consult  your  own  tax
advisor.

                  YEAR 2000 ISSUE

     The  Fund's  operations  depend  on  the  seamless
functioning  of  computer  systems  in  the   financial
service  industry,  including  those  of  the  Advisor,
Custodian and Transfer Agent.  Many computer systems in
use   today   cannot   properly  process   date-related
information after December 31, 1999 because of the method by which dates are encoded and calculated. This failure, commonly referred to as the "Year 2000 Issue," could adversely affect the handling of security trades, pricing and account servicing for the Fund.

     The Advisor has made compliance with the Year 2000
Issue  a  high  priority and is taking  steps  that  it
believes  are reasonably designed to address  the  Year
2000  Issue with respect to its computer systems.   The
Advisor  has  also been informed that comparable  steps
are  being  taken  by  the Fund's other  major  service
providers.   The Advisor does not currently  anticipate
that the Year 2000 Issue will have a material impact on its ability to continue to fulfill its duties as investment advisor to the Fund.



                   FUND PERFORMANCE

     The  Fund  may  from  time  to  time  compare  its
investment results to various passive indices or  other
mutual  funds and cite such comparisons in  reports  to
shareholders,  sales  literature,  and  advertisements.
The   results  may  be  calculated  on  several  bases,
including average annual total return, total return and cumulative total return.

     Average  annual  total  return  and  total  return
figures   measure   both  the  net  investment   income
generated  by,  and  the effect  of  any  realized  and
unrealized   appreciation  or  depreciation   of,   the
underlying  investments in the Fund  over  a  specified
period  of  time,  assuming  the  reinvestment  of  all
dividends  and  distributions.   Average  annual  total
return  figures are annualized and therefore  represent
the average annual percentage change over the specified
period.   Total  return figures are not annualized  and
represent the aggregate percentage or dollar value change over the period. Cumulative total return simply reflects performance over a stated period of time.

                ADDITIONAL INFORMATION

DIRECTORS

     Robert Zuccaro
     Phillipp Villhauer
     Mary Jane Boyle
     Edward F. Ronan, Jr.
     Dennis K. Waldman

OFFICERS

     Robert Zuccaro, President
     Phillipp Villhauer, Vice-President and Secretary
     Mary Jane Boyle, Vice-President and Treasurer
     Andrea Romstad, Vice-President

INVESTMENT ADVISOR

     Target   Holdings   Corporation,   d.b.a.   Target
     Investors, Inc.
     15 River Road, Suite 220
     Wilton, Connecticut  06897

CUSTODIAN

     Fifth Third Bank
     38 Fountain Square Plaza
     Cincinnati, Ohio  45263

ADMINISTRATOR

     Sunstone Financial Group, Inc.
     207 East Buffalo Street, Suite 400
     Milwaukee, Wisconsin 53202

TRANSFER AGENT

     Sunstone Investor Services, LLC

     For  overnight  deliveries, use:      For regular mail deliveries, use:
     Grand Prix Funds, Inc.                Grand Prix Funds, Inc.
     c/o  Sunstone Investor Services, LLC  P.O. Box 1177
     207  East Buffalo Street, Suite 315   Milwaukee,  WI 53201-1177
     Milwaukee, Wisconsin 53202-5712

INDEPENDENT AUDITORS

     Ernst & Young LLP
     111 East Kilbourn Avenue
     Milwaukee, Wisconsin  53202

DISTRIBUTOR

     AmeriPrime Financial Securities, Inc.
     1793 Kingswood Drive, Suite 200
     Southlake, Texas  76092

LEGAL COUNSEL

     Godfrey & Kahn, S.C.
     780 N. Water Street
     Milwaukee, Wisconsin  53202